Cover	Jan. 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 25, 2022
Entity File Number	1-37782
Entity Registrant Name	ZEDGE, INC.
Entity Central Index Key	0001667313
Entity Tax Identification Number	26-3199071
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1178 Broadway
Entity Address, Address Line Two	3rd Floor
Entity Address, Address Line Three	#1450
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(330)
Local Phone Number	577-3424
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B common stock, par value $0.01 per share
Trading Symbol	ZDGE
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false